Schedule of Preliminary Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Nov. 30, 2022
Business Acquisition [Line Items]
Assumed lease obligation		$ (2,676)
Athlon Holdings Inc [Member]
Business Acquisition [Line Items]
Lease deposit receivable	$ 420
Advertiser relationships	6,860
Brand names	6,090
Goodwill	18,384
Unearned revenue	(3,941)
Subscription refund liability	(137)
Assumed lease obligation	(2,676)
Net assets acquired	$ 25,000